Marketable Securities - Summary of Fair Value and Gross Unrealized Losses (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Fair Value	$ 93,382	$ 74,648	$ 56,365
Unrealized Loses	(87)	(152)	(27)
Commercial paper
Marketable Securities [Line Items]
Fair Value	0		32,137
Unrealized Loses	0		(12)
U.S. Treasuries
Marketable Securities [Line Items]
Fair Value	50,362	35,085
Unrealized Loses	(33)	(53)
U.S. Government agency bonds
Marketable Securities [Line Items]
Fair Value	37,561	32,148	15,861
Unrealized Loses	(54)	(98)	(7)
Corporate bonds
Marketable Securities [Line Items]
Fair Value	5,459	7,415	8,367
Unrealized Loses	$ 0	$ (1)	$ (8)